united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 6/30/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT
June 30, 2020 (Unaudited)

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth
Strategic Growth

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Fund Performance - (Unaudited)
June 30, 2020

Conservative Growth Portfolio Variable Series

			5 Year	10 Year	Average Annual
	Six Months	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Conservative Growth Portfolio Variable Series	(2.67)%	1.60%	2.64%	5.11%	3.84%
Dow Jones Global Moderate Portfolio Index (b)	(3.66)%	1.99%	5.47%	7.51%	6.70%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to June 30, 2020.

(b)	Dow Jones Global Moderate Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 60% equities and 40% fixed income.

Fund Performance - (Unaudited)
June 30, 2020

Strategic Growth Portfolio Variable Series

			5 Year	10 Year	Average Annual
	Six Months	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Strategic Growth Portfolio Variable Series	(6.14)%	(0.90)%	2.02%	6.08%	3.53%
Dow Jones Global Moderately Aggressive Portfolio Index (b)	(5.96)%	0.81%	5.89%	8.89%	7.36%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to June 30, 2020.

(b)	Dow Jones Global Moderately Aggressive Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 80% equities and 20% fixed income.

Fund Profile - Conservative Growth Portfolio Variable Series
June 30, 2020 (Unaudited)

Underlying Fund Allocations
(% of Net Assets)

Fixed Income Fund	38.88%
International ETF	13.70%
U.S. Large Cap Core ETF	13.66%
High Dividend Stock ETF	7.33%
Defensive Strategies Fund	5.91%
High Yield Bond Fund	5.41%
U.S. Small Cap Core ETF	5.12%
International Fund	4.51%
Money Market and Other Assets Less Liabilities - Net	5.48%
100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			1/1/2020 through
	1/1/2020	6/30/2020	6/30/2020
Actual	$1,000.00	$973.30	$2.60
Hypothetical**	$1,000.00	$1,022.23	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (2.67)% for the six-month period of January 1, 2020 through June 30, 2020.

**	Assumes a 5% return before expenses.

Fund Profile - Strategic Growth Portfolio Variable Series
June 30, 2020 (Unaudited)

Underlying Fund Allocations
(% of Net Assets)

International ETF	23.08%
Fixed Income Fund	21.12%
U.S. Large Cap Core ETF	16.69%
High Dividend Stock ETF	9.91%
Defensive Strategies Fund	7.17%
International Fund	7.16%
U.S. Small Cap Core ETF	6.86%
High Yield Bond Fund	5.65%
Money Market and Other Assets Less Liabilities - Net	2.36%
100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			1/1/2020 through
	1/1/2020	6/30/2020	6/30/2020
Actual	$1,000.00	$938.60	$2.51
Hypothetical**	$1,000.00	$1,022.28	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (6.14)% for the six-month period of January 1, 2020 through June 30, 2020.

**	Assumes a 5% return before expenses.

Schedule of Investments
Conservative Growth Portfolio Variable Series
As of June 30, 2020 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS (A) - 39.8%
42,600	Timothy Plan High Dividend Stock ETF	$932,514
76,895	Timothy Plan International ETF	1,741,987
69,978	Timothy Plan U.S. Large Cap Core ETF	1,736,854
31,178	Timothy Plan U.S. Small Cap Core ETF	650,897

	TOTAL EXCHANGE TRADED FUNDS (Cost $5,311,085)	5,062,252

	MUTUAL FUNDS (B) - 54.7%
65,799	Timothy Plan Defensive Strategies Fund	751,418
456,990	Timothy Plan Fixed Income Fund	4,944,635
76,813	Timothy Plan High Yield Bond Fund	688,247
61,525	Timothy Plan International Fund	573,411

	TOTAL MUTUAL FUNDS (Cost $6,648,482)	6,957,711

	MONEY MARKET FUND - 5.6%
704,046	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (C) (Cost $704,046)	704,046

	TOTAL INVESTMENTS (Cost $12,663,613) - 100.1%	$12,724,009
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(6,962)
	TOTAL NET ASSETS - 100.0%	$12,717,047

ETF - Exchange Traded Fund.

(A)	Affiliated Funds.

(B)	Affiliated Funds - Class A.

(C)	Variable rate security; the rate shown represents the 7-day effective yield as of June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Strategic Growth Portfolio Variable Series
As of June 30, 2020 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS (A) - 56.6%
69,280	Timothy Plan High Dividend Stock ETF	$1,516,539
155,900	Timothy Plan International ETF	3,531,774
102,888	Timothy Plan U.S. Large Cap Core ETF	2,553,680
50,268	Timothy Plan U.S. Small Cap Core ETF	1,049,435

	TOTAL EXCHANGE TRADED FUNDS (Cost $9,200,278)	8,651,428

	MUTUAL FUNDS (B) - 41.1%
96,050	Timothy Plan Defensive Strategies Fund	1,096,890
298,617	Timothy Plan Fixed Income Fund	3,231,037
96,478	Timothy Plan High Yield Bond Fund	864,449
117,563	Timothy Plan International Fund	1,095,688

	TOTAL MUTUAL FUNDS (Cost $6,092,685)	6,288,064

	MONEY MARKET FUND - 2.4%
369,071	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.06% (C) (Cost $369,071)	369,071

	TOTAL INVESTMENTS (Cost $15,662,034) - 100.1%	$15,308,563
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(7,754)
	TOTAL NET ASSETS - 100.0%	$15,300,809

ETF - Exchange Traded Fund.

(A)	Affiliated Funds.

(B)	Affiliated Funds - Class A.

(C)	Variable rate security; the rate shown represents the 7-day effective yield as of June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2020 (Unaudited)

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES

ASSETS:
Investments in affiliated securities, at cost	$11,959,567	$15,292,963
Investments in unaffiliated securities, at cost	704,046	369,071
Investments in affiliated securities, at value	$12,019,963	$14,939,492
Investments in unaffiliated securities, at value	704,046	369,071
Receivable for fund shares sold	931	—
Dividends and interest receivable	38	18
Prepaid expenses and other assets	7,619	4,917
Total Assets	12,732,597	15,313,498

LIABILITIES:
Accrued advisory fees	767	1,333
Payable for fund shares redeemed	1,403	791
Audit fees payable	4,563	5,973
Insurance fees payable	3,436	485
Miscellaneous fees payable	2,542	2,205
Accrued expenses	2,839	1,902
Total Liabilities	15,550	12,689

Net Assets	$12,717,047	$15,300,809

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$12,114,297	$14,763,354
Accumulated earnings	602,750	537,455
Net Assets	$12,717,047	$15,300,809

Net Assets	$12,717,047	$15,300,809
Shares of beneficial interest outstanding	1,161,084	1,410,472
Net Asset Value (Net Assets/shares outstanding), offering price and redemption price per share	$10.95	$10.85

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Six Months Ended June 30, 2020 (Unaudited)

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES

Investment Income:
Dividend income from affiliated funds	$82,585	$105,122
Interest income	885	1,054
Total Investment Income	83,470	106,176

Operating Expenses:
Administration fees	13,999	17,544
Investment advisory fees	6,234	7,642
Audit and tax fees	4,440	5,849
Printing expenses	4,350	4,624
Custody fees	1,679	1,715
Compliance officer fees	1,151	1,434
Trustees’ fees	546	605
Insurance expenses	182	182
Other expenses	546	364
Total Operating Expenses	33,127	39,959
Net Investment Income	50,343	66,217

Net Realized and Unrealized Gain (Loss) from Investments:
Net realized gain from investments in affiliated funds	11,016	21,400
Net Change in unrealized appreciation (depreciation) on affiliated investments	(460,208)	(1,160,398)
Net Realized and Unrealized Loss from Investments	(449,192)	(1,138,998)

Net Decrease in Net Assets Resulting From Operations	$(398,849)	$(1,072,781)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	CONSERVATIVE GROWTH		STRATEGIC GROWTH
	PORTFOLIO		PORTFOLIO
	VARIABLE SERIES		VARIABLE SERIES
	Six Months Ended		Six Months Ended
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
Operations:
Net investment income	$50,343	$95,823	$66,217	$83,055
Capital gain dividends from affiliated investments	—	12,328	—	17,831
Net realized gain from investments in affiliated funds	11,016	479,867	21,400	769,028
Net change in unrealized appreciation (depreciation) on affiliated investments	(460,208)	1,491,485	(1,160,398)	2,145,116
Net increase (decrease) in net assets resulting from operations	(398,849)	2,079,503	(1,072,781)	3,015,030

Distributions to Shareholders:
Total distributions paid	—	(709,699)	—	(291,496)
Total dividends and distributions to shareholders	—	(709,699)	—	(291,496)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	737,100	2,364,717	428,567	298,926
Reinvestment of dividends	—	709,699	—	291,496
Cost of shares redeemed	(1,239,856)	(5,172,434)	(1,126,420)	(2,206,845)
Net decrease in net assets from share transactions of beneficial interest	(502,756)	(2,098,018)	(697,853)	(1,616,423)

Total Increase (Decrease) in Net Assets	(901,605)	(728,214)	(1,770,634)	1,107,111

Net Assets:
Beginning of period	13,618,652	14,346,866	17,071,443	15,964,332
End of period	$12,717,047	$13,618,652	$15,300,809	$17,071,443

Share Activity:
Shares sold	65,883	213,540	37,895	27,085
Shares reinvested	—	64,813	—	26,167
Shares redeemed	(115,831)	(465,222)	(104,769)	(200,896)
Net decrease in shares of beneficial interest outstanding	(49,948)	(186,869)	(66,874)	(147,644)

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Conservative Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period presented.

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	June 30, 2020		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.25		$10.26	$11.37	$10.46	$10.69	$12.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.07	0.10	0.09	0.05	0.07
Net realized and unrealized gain (loss) on investments	(0.34)		1.52	(1.09)	0.88	0.57	(0.42)
Total from investment operations	(0.30)		1.59	(0.99)	0.97	0.62	(0.35)

LESS DISTRIBUTIONS:
From net investment income	—		(0.13)	(0.12)	(0.06)	(0.08)	(0.16)
From net realized gains on investments	—		(0.47)	—	—	(0.77)	(0.83)
Total distributions	—		(0.60)	(0.12)	(0.06)	(0.85)	(0.99)

Net asset value, end of period	$10.95		$11.25	$10.26	$11.37	$10.46	$10.69

Total return (B)	(2.67	)% (C)	15.68%	(8.77)%	9.32%	5.85%	(2.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,717		$13,619	$14,347	$19,046	$23,097	$25,988
Expenses (D)	0.53	% (E)	0.55%	0.41%	0.42%	0.43%	0.29%
Net investment income (D)(F)	0.81	% (E)	0.66%	0.91%	0.82%	0.44%	0.60%
Portfolio turnover rate	10	% (C)	63%	11%	23%	21%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	Not annualized.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Annualized.

(F)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Strategic Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period presented.

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	June 30, 2020		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.56		$9.82	$11.27	$10.09	$10.46	$11.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (A)	0.05		0.05	0.07	0.09	0.04	0.04
Net realized and unrealized gain (loss) on investments	(0.76)		1.88	(1.41)	1.13	0.53	(0.48)
Total from investment operations	(0.71)		1.93	(1.34)	1.22	0.57	(0.44)

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	(0.11)	(0.04)	(0.04)	(0.16)
From net realized gains on investments	—		(0.11)	—	—	(0.90)	(0.59)
Total distributions	—		(0.19)	(0.11)	(0.04)	(0.94)	(0.75)

Net asset value, end of period	$10.85		$11.56	$9.82	$11.27	$10.09	$10.46

Total return (B)	(6.14	)% (C)	19.78%	(11.90)%	12.12%	5.48%	(3.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,301		$17,071	$15,964	$21,823	$23,531	$24,336
Expenses (D)	0.52	% (E)	0.49%	0.46%	0.43%	0.39%	0.30%
Net investment income (D)(F)	0.86	% (E)	0.49%	0.64%	0.86%	0.34%	0.32%
Portfolio turnover rate	10	% (C)	78%	7%	33%	32%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	Not annualized.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Annualized.

(F)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
June 30, 2020 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Note 1 | Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Funds are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of insurance companies or for qualified plans. They are offered only to separate accounts established by various insurance companies and to certain eligible qualified retirement plans. The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Growth & Income Fund, Timothy Plan High Dividend Stock ETF, Timothy Plan International ETF, Timothy Plan U.S. Large Cap Core ETF and Timothy Plan U.S. Small Cap Core ETF. The Conservative Growth Portfolio also invests in the Fidelity Institutional Money Market Funds – Government Portfolio, an unaffiliated mutual fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Growth & Income Fund, Timothy Plan High Dividend Stock ETF, Timothy Plan International ETF, Timothy Plan U.S. Large Cap Core ETF and Timothy Plan U.S. Small Cap Core ETF. The Strategic Growth Portfolio also invests in the Fidelity Institutional Money Market Funds – Government Portfolio, an unaffiliated mutual fund. Each Fund is one of a series of Funds currently authorized by the Board of Trustees (the “Board”). Timothy Partners, Ltd., (“TPL” or the “Advisor”) is the Investment Advisor for the Funds.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

A. SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the

Notes to Financial Statements
June 30, 2020 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. Investments in mutual funds, including money market mutual funds, are generally priced at the ending Net Asset Value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

The Board has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, fair value pricing is utilized. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of June 30, 2020:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,062,252	$—	$—	$5,062,252
Mutual Funds	6,957,711	—	—	6,957,711
Money Market Fund	704,046	—	—	704,046
Total	$12,724,009	$—	$—	$12,724,009

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of June 30, 2020:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,651,428	$—	$—	$8,651,428
Mutual Funds	6,288,064	—	—	6,288,064
Money Market Fund	369,071	—	—	369,071
Total	$15,308,563	$—	$—	$15,308,563

Refer to the Schedules of Investments for underlying Fund allocations.

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any Level 2 or Level 3 securities during the period.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends

Notes to Financial Statements
June 30, 2020 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

C. NET ASSET VALUE PER SHARE

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2017-2019) or expected to be taken in the Funds’ 2020 tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the prior year ended December 31, 2019, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2017 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

E. USE OF ESTIMATES

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. There were no such reclassifications.

G. EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or an appropriate basis (as determined by the Board).

H. INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2020:

Funds	Purchases	Sales
Conservative Growth Portfolio	$1,257,915	$2,053,440
Strategic Growth Portfolio	1,465,101	2,075,817

Notes to Financial Statements
June 30, 2020 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Note 3 | Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Funds	Tax Cost	Appreciation	Depreciation	Depreciation
Conservative Growth Portfolio	$12,759,651	$243,320	$(278,962)	$(35,642)
Strategic Growth Portfolio	15,705,758	165,569	(562,764)	(397,195)

Note 4 | Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd. is the Investment Advisor for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 14, 2020. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the six months ended June 30, 2020 were $6,234 and $7,642 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $767 and $1,333, respectively, at June 30, 2020. An officer and trustees of the Trust are also officers/employees of the Advisor.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust (excluding the Timothy Plan ETFs), for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2020, American United Life Insurance Co. (“AUL”) held for the benefit of others, in aggregate, approximately 83% of the Conservative Growth Portfolio and approximately 89% of the Strategic Growth Portfolio.

Notes to Financial Statements
June 30, 2020 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Note 6 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid for the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
2019
Ordinary Income	$155,799	$124,009
Long-Term Capital Gain	553,900	167,487
	$709,699	$291,496
2018
Ordinary Income	$172,289	$191,683
	$172,289	$191,683

As of December 31, 2019, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
Undistributed Ordinary Income	$151,950	$134,886
Undistributed Long-Term Capital Gains	425,084	712,145
Unrealized Appreciation (Depreciation)	424,566	763,203
	$1,001,600	$1,610,234

The difference between book basis and tax basis undistributed net investment income/(loss) and accumulated earnings/(loss) is primarily attributable to the tax deferral of losses on wash sales.

Note 7 | Underlying Investment in Other Investment Companies

The Conservative Growth Portfolio currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Portfolio may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of June 30, 2020, 38.9% of the Conservative Growth Portfolio’s net assets were invested in the Timothy Plan Fixed Income Fund.

Note 8 | Investments in Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. A company which is an affiliate of the Funds at June 30, 2020, is noted in the Funds’ Schedules of Investments. The Strategic Growth Portfolio, investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund and Growth & Income Fund are mutual funds which are considered affiliates because they are under control of the same investment advisor. The Conservative Growth Portfolio, investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund and Growth & Income Fund are mutual funds which are considered affiliates because they are under control of the same investment advisor.

Notes to Financial Statements
June 30, 2020 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

	Six Months Ended June 30, 2020
Strategic Growth
						Net Change in
	Fair Value			Dividends	Amount of Gain	Unrealized
	December 31,			Credited to	(Loss) Realized on	Appreciation	Fair Value
Fund	2019	Purchases	Sales Proceeds	Income	Sale of Shares	(Depreciation)	June 30, 2020
International	$1,211,103	$69,170	$(142,806)	$—	$11,147	$(52,926)	$1,095,688
Fixed Income	3,379,187	579,690	(876,264)	17,234	40,473	107,951	3,231,037
High Yield Bond	949,523	89,553	(109,840)	17,462	(3,776)	(61,011)	864,449
Defensive Strategies	1,214,513	476	(86,910)	—	724	(31,913)	1,096,890
High Dividend Stock ETF	1,822,496	141,201	(118,755)	18,965	(7,013)	(321,390)	1,516,539
International ETF	3,979,645	291,032	(325,661)	32,927	(19,645)	(393,597)	3,531,774
U.S. Large Cap Core ETF	2,932,160	107,243	(261,001)	11,777	16,526	(241,248)	2,553,680
U.S. Small Cap Core ETF	1,200,579	186,736	(154,580)	6,757	(17,036)	(166,264)	1,049,435
Total	$16,689,206			$105,122	$21,400	$(1,160,398)	$14,939,492

	Six Months Ended June 30, 2020
Conservative Growth
						Net Change in
	Fair Value			Dividends	Amount of Gain	Unrealized
	December 31,			Credited to	(Loss) Realized on	Appreciation	Fair Value
Fund	2019	Purchases	Sales Proceeds	Income	Sale of Shares	(Depreciation)	June 30, 2020
International	$629,843	$68,925	$(110,131)	$—	$3,640	$(18,866)	$573,411
Fixed Income	5,383,023	437,129	(1,116,930)	27,622	31,312	210,101	4,944,635
High Yield Bond	765,864	19,313	(48,388)	14,389	(1,561)	(46,981)	688,247
Defensive Strategies	839,660	21,695	(93,731)	—	4,345	(20,551)	751,418
High Dividend Stock ETF	1,051,440	137,207	(68,659)	11,473	(6,803)	(180,671)	932,514
International ETF	1,953,831	251,396	(275,828)	16,894	(20,148)	(167,264)	1,741,987
U.S. Large Cap Core ETF	1,950,240	175,551	(255,773)	8,115	14,297	(147,461)	1,736,854
U.S. Small Cap Core ETF	690,779	146,699	(84,000)	4,092	(14,066)	(88,515)	650,897
Total	$13,264,680			$82,585	$11,016	$(460,208)	$12,019,963

Note 9 | Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements
June 30, 2020 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 14, 2020. A description of the factors considered by the Board in renewing the IA Agreement are set forth below.

The Trustees, including the Independent Trustees, noted with approval the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus.

The Board also received and reviewed a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2019, and noted that updated financial statements were provided at each Board Meeting.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?	The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does The Timothy Plan collect your personal information?	We collect your personal information, for example, when you
● Open an account
● Provide account information
● Give us your contact information
● Make deposits or withdrawals from your account
● Make a wire transfer
● Tell us where to send the money
● Tell us who receives the money
● Show your government-issued ID
● Show your drivers’ license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-846-7526 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Liquidity Risk Management Program (Unaudited)
June 30, 2020

Timothy Plan Family of Funds

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2019 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held in February, 2020.

During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

BOARD OF TRUSTEES
Arthur D. Ally
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Charles E. Nelson
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Terry Covert, Vice President
Cheryl Mumbert, Vice President
David D. Jones, Chief Compliance Officer

INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT
Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL David D Jones, Esq. 20770 Hwy 281 N., Suite 108-619 San Antonio, TX 78258

For additional information or a prospectus, please call: 1-800-846-7526 Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS
The Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com
invest@timothyplan.com

SHAREHOLDER SERVICES
Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474
(800) 662-0201

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. NOT APPLICABLE

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	8/31/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	8/31/20